Share-based payments - Movements in the number and weighted average exercise price of share options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 Options £ / shares	Dec. 31, 2022 Options £ / shares
Two Thousand And Twenty One Incentive Award Plan
Share-based payments
Outstanding, start of period	4,355,669
Granted during the period	500,000	5,012,495
Exercised during the period	(346,755)
Forfeited during the period	(132,693)	(656,826)
Outstanding, end of period	4,376,221	4,355,669
Average Outstanding, start of period | £ / shares	£ 6.63
Average Granted during the period | £ / shares		£ 6.63
Average Forfeited during the period | £ / shares	6.63	6.63
Average Outstanding, end of period | £ / shares	£ 6.63	£ 6.63
EMI Scheme
Share-based payments
Outstanding, start of period	21,011,084	19,670
Grant arising due to scheme modification		23,213,933
Exercised during the period	(6,642,385)	(645,571)
Forfeited during the period	(7,875)	(1,576,948)
Outstanding, end of period	14,360,824	21,011,084
Average Outstanding, start of period | £ / shares	£ 0.19	£ 308.06
Average Granted due to scheme modification | £ / shares		0.23
Average Exercised during the period | £ / shares	0.09	0.17
Average Forfeited during the period | £ / shares	0.18	0.83
Average Outstanding, end of period | £ / shares	£ 0.24	£ 0.19